Document and Entity Information (USD $)	11 Months Ended
	Mar. 31, 2012	Jun. 12, 2012	Oct. 31, 2011
Document Information [Line Items]
Document Type	10-KT
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	MFLR
Entity Registrant Name	MAYFLOWER BANCORP INC
Entity Central Index Key	0001381639
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,063,953
Entity Public Float			$ 14,200,000

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Apr. 30, 2011
Cash and cash equivalents:
Cash and due from banks	$ 3,764	$ 5,534
Interest-bearing deposits in banks	8,602	6,256
Total cash and cash equivalents	12,366	11,790
Investment securities (Note B):
Securities available-for-sale	44,295	46,350
Securities held-to-maturity	43,969	45,554
Total investment securities	88,264	91,904
Loans receivable, net (Note C)	134,331	124,497
Accrued interest receivable (Note E)	867	891
Real estate held for investment	628	1,008
Real estate acquired by foreclosure	194	1,211
Premises and equipment, net (Note F)	10,717	11,073
Deposits with The Co-operative Central Bank	449	449
Stock in Federal Home Loan Bank of Boston, at cost	1,449	1,650
Refundable income taxes (Note I)	596	134
Deferred income taxes (Note I)	377	855
Other assets	1,317	1,421
Total Assets	251,555	246,883
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits (Note G)	226,562	221,023
Advances and borrowings (Note H)	1,000	3,500
Advances from borrowers for taxes and insurance	655	154
Allowance for loan losses on off-balance sheet credit exposures	110	110
Accrued expenses and other liabilities	1,344	919
Total Liabilities	229,671	225,706
Commitments and contingencies (Notes K and M)	0	0
STOCKHOLDERS' EQUITY (Note M)
Preferred stock $1.00 par value; authorized 5,000,000 shares; issued-none	0	0
Common stock $1.00 par value; authorized 15,000,000 shares; issued 2,063,067 shares at March 31, 2012 and 2,075,035 shares at April 30, 2011	2,063	2,075
Additional paid-in capital	4,321	4,326
Retained earnings	14,710	14,062
Accumulated other comprehensive income	790	714
Total Stockholders' Equity	21,884	21,177
Total Liabilities and Stockholders' Equity	$ 251,555	$ 246,883

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) (USD $)	Mar. 31, 2012	Apr. 30, 2011
Preferred stock, par value	$ 1	$ 1
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued
Common stock, par value	$ 1	$ 1
Common stock, authorized	15,000,000	15,000,000
Common stock, issued	2,063,067	2,075,035

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	11 Months Ended	12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011
INTEREST INCOME:
Loans receivable	$ 6,375	$ 7,193
Securities held-to-maturity	1,261	1,505
Securities available-for-sale	1,337	1,697
Interest-bearing deposits in banks	27	20
Total interest income	9,000	10,415
INTEREST EXPENSE:
Deposits	1,207	1,711
Borrowed funds	100	207
Total interest expense	1,307	1,918
NET INTEREST INCOME	7,693	8,497
Provision for loan losses	228	201
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	7,465	8,296
NONINTEREST INCOME:
Loan origination and other loan fees	84	145
Customer service fees	583	666
Interchange income	210	204
Gain on sales of investment securities, net	294	294
Gain on sales of mortgage loans	376	472
Other	140	140
Total noninterest income	1,687	1,921
NONINTEREST EXPENSE:
Compensation and fringe benefits	3,965	4,232
Occupancy and equipment	969	1,133
FDIC assessment	148	316
Losses and expenses of foreclosed real estate	172	259
Other (Note J)	2,063	2,202
Total noninterest expense	7,317	8,142
INCOME BEFORE INCOME TAXES	1,835	2,075
PROVISION FOR INCOME TAXES (Note I)	618	737
NET INCOME	$ 1,217	$ 1,338
Basic earnings per share	$ 0.59	$ 0.64
Diluted earnings per share	$ 0.59	$ 0.64
Weighted average basic shares outstanding	2,069	2,082
Dilutive effect of outstanding stock options	3	0
Weighted average diluted shares outstanding	2,072	2,082

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
BEGINNING BALANCE at Apr. 30, 2010	$ 20,480	$ 2,079	$ 4,300	$ 13,293	$ 808
BEGINNING BALANCE (in shares) at Apr. 30, 2010		2,078,985
COMPREHENSIVE INCOME:
Net income	1,338	0	0	1,338	0
Other comprehensive income, net of tax:
Change in unrealized gain on securities available-for-sale, net of deferred income taxes of $155,000 for 2012 and $43,000 for 2011	81	0	0	0	81
Reclassification adjustment for gains included in net income, net of deferred income taxes of $116,000 for 2012 and $119,000 for 2011	(175)	0	0	0	(175)
Other Comprehensive Income (Loss), Net of Tax, Total	(94)
Total comprehensive income	1,244
Issuance of shares of $1 par value common stock (in shares)		7,500
Issuance of shares of $1 par value common stock	53	7	46	0	0
Purchase of Company stock (in shares)		(11,450)
Purchase of Company stock	(100)	(11)	(20)	(69)	0
Cash dividends paid ($0.24 per share)	(500)	0	0	(500)	0
ENDING BALANCE at Apr. 30, 2011	21,177	2,075	4,326	14,062	714
ENDING BALANCE (in shares) at Apr. 30, 2011		2,075,035
COMPREHENSIVE INCOME:
Net income	1,217	0	0	1,217	0
Other comprehensive income, net of tax:
Change in unrealized gain on securities available-for-sale, net of deferred income taxes of $155,000 for 2012 and $43,000 for 2011	254	0	0	0	254
Reclassification adjustment for gains included in net income, net of deferred income taxes of $116,000 for 2012 and $119,000 for 2011	(178)	0	0	0	(178)
Other Comprehensive Income (Loss), Net of Tax, Total	76
Total comprehensive income	1,293
Grants of restricted common stock (in shares)		744
Grants of restricted common stock	6	1	5	0	0
Stock-based compensation	11	0	11	0	0
Purchase of Company stock (in shares)		(12,712)
Purchase of Company stock	(106)	(13)	(21)	(72)	0
Cash dividends paid ($0.24 per share)	(497)	0	0	(497)	0
ENDING BALANCE at Mar. 31, 2012	$ 21,884	$ 2,063	$ 4,321	$ 14,710	$ 790
ENDING BALANCE (in shares) at Mar. 31, 2012		2,063,067

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	11 Months Ended	12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011
Change in unrealized gain on securities available-for-sale, deferred income taxes	$ 155,000	$ 43,000
Reclassification adjustment for gains included in net income, deferred income taxes	$ 116,000	$ 119,000
Issuance of shares, par value		$ 1
Cash dividends paid, per share	$ 0.24	$ 0.24

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Interest and dividends received	$ 9,534	$ 10,706
Fees and other income received	1,435	1,636
Interest paid	(1,317)	(1,931)
Cash paid to suppliers and employees	(6,480)	(7,206)
Income taxes paid	(641)	(829)
Net cash provided by operating activities	2,531	2,376
CASH FLOWS FROM INVESTING ACTIVITIES:
Net increase in loans	(9,284)	(4,000)
Purchases of available-for-sale securities	(27,220)	(28,887)
Proceeds from sales, calls, and maturities of available-for-sale securities	29,399	32,229
Purchases of held-to-maturity securities	(28,198)	(37,113)
Proceeds from maturities and calls of held-to-maturity securities	29,558	35,705
Proceeds from redemption of FHLB stock	201	0
Proceeds from sale of other real estate owned	300	0
Proceeds from sales of real estate acquired by foreclosure	125	355
Capital additions to real estate acquired by foreclosure	0	(76)
Purchases of premises and equipment	(79)	(423)
Other-net	306	51
Net cash used in investing activities	(4,892)	(2,159)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	5,539	(4,294)
Payments on advances and borrowings	(2,500)	(4,000)
Increase (decrease) in advances from borrowers for taxes and insurance	501	(59)
Proceeds from issuance of common stock	0	53
Repurchase of Company stock	(106)	(100)
Dividends paid	(497)	(500)
Net cash provided by (used in) financing activities	2,937	(8,900)
Net increase (decrease) in cash and cash equivalents	576	(8,683)
Cash and cash equivalents, April 30, 2011	11,790	20,473
Cash and cash equivalents, March 31, 2012	12,366	11,790
Reconciliations of net income to net cash provided by operating activities:
Net income	1,217	1,338
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	450	510
Provision for loan losses	228	201
Loss on other real estate owned	65	0
Writedown of real estate acquired by foreclosure	71	162
Premium amortization	511	255
Intangible amortization	0	8
Deferred income taxes	439	18
Gain on sales of investment securities, net	(294)	(294)
Grants of restricted stock	6	0
Stock based compensation	11	0
Decrease (increase) in refundable income taxes	(462)	(109)
Decrease (increase) in accrued interest receivable	24	35
Decrease (increase) in prepaid expenses	103	292
Decrease (increase) in mortgage servicing rights	(3)	(21)
Decrease (increase) in deferred loan origination costs	42	9
Increase (decrease) in accrued interest payable	(11)	(13)
Increase (decrease) in accrued expenses	134	(15)
Total adjustments	1,314	1,038
Net cash provided by operating activities	2,531	2,376
SUPPLEMENTAL DISCLOSURES:
Total increase (decrease) in unrealized gain on securities available-for-sale	115	(170)
Loans transferred to foreclosed real estate	0	295
Proceeds from sales of foreclosed real estate financed through loans	$ 831	$ 457

Summary of Significant Accounting Policies	11 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies
A.	Summary of Significant Accounting Policies:

Nature of operations:

Mayflower Bancorp, Inc. (the “Company”) is a Massachusetts chartered holding company whose principal subsidiary is Mayflower Co-operative Bank (the “Bank”). The Bank operates eight full-service banking offices in Middleboro, Plymouth, Wareham, Rochester, Bridgewater, and Lakeville, Massachusetts providing a variety of deposit and lending services. As a Massachusetts chartered co-operative bank whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”) and the Share Insurance Fund (“SIF”), the activities of the Bank are subject to regulation, supervision and examination by federal and state regulatory authorities, including, but not limited to the FDIC and the Massachusetts Division of Banks. In addition, as a bank holding company, the Company is subject to supervision, examination and regulation by the Board of Governors of the Federal Reserve System.

The Company provides a variety of financial services to individuals and small businesses through its eight offices in Southeastern Massachusetts. Its primary deposit products are savings, checking, and term certificate accounts, and its primary lending products are residential and commercial mortgage loans.

Management evaluates the Company’s performance and allocates resources based on a single segment concept. Accordingly, there are no separately identified operating segments for which discrete financial information is available. The Company does not derive revenues from, or have assets located in foreign countries, nor does it derive revenues from any single customer that represents 10% or more of the Company’s total revenues.

Effective February 2012, Mayflower Bancorp, Inc. changed its fiscal year-end from April 30 to March 31. The accompanying most recent financial statements are for the eleven month period ended March 31, 2012.

Basis of presentation:

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles and to general practices within the Banking industry. The consolidated financial statements include the accounts of Mayflower Bancorp, Inc. and its wholly-owned subsidiary, Mayflower Co-operative Bank and its subsidiaries, MFLR Securities Corporation and Mayflower Plaza, LLC, which engages in the ownership of real estate. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates:

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and income and expenses for the period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to change in the near term relate to the determination of the allowance for loan losses, the allowance for loan losses on off-balance sheet credit exposures and other-than-temporary declines in the value of investment securities requiring impairment writedowns due to general market conditions or other factors.

Reclassification:

Certain amounts in the prior year’s consolidated financial statements were reclassified to facilitate comparison with the current fiscal year.

Cash and cash equivalents:

For purposes of the statements of cash flows, the Company considers cash and cash equivalents to include cash on hand and due from banks and interest-bearing deposits in banks.

Investment securities:

Trading securities:

Securities that are held for short-term resale are classified as trading account securities and recorded at their fair values. Realized and unrealized gains and losses on trading account securities are included in other income.

Securities held-to-maturity:

Government, federal agency, corporate debt securities, and municipal obligations that management has the positive intent and ability to hold to maturity are reported at cost, adjusted for amortization of premiums and accretion of discounts that are recognized in interest income using methods approximating the interest method over the period to maturity. Mortgage-backed securities represent participating interests in pools of long-term first mortgage loans originated and serviced by issuers of the securities. Premiums and discounts are amortized using methods approximating the interest method over the remaining period to contractual maturity, or estimated average life, adjusted for anticipated prepayments.

Securities available-for-sale:

Available-for-sale securities consist of investment securities not classified as trading securities or as held-to-maturity securities. Unrealized holding gains and losses, net of tax, on available-for-sale securities are excluded from earnings and are included in other comprehensive income. Realized gains on available-for-sale securities are included in other noninterest income and, when applicable, are reported as a reclassification adjustment, net of tax, in other comprehensive income. Gains and losses on the sale of available-for-sale securities are determined using the specific-identification method. The amortization of premiums and the accretion of discounts are recognized in interest income using methods approximating the interest method over the remaining period to contractual maturity or estimated average life.

Declines in the fair value of individual held-to-maturity and available-for-sale securities below their cost that are other-than-temporary result in write-downs of the individual securities to their fair value. The related write-downs are included in earnings as realized losses. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans receivable:

Lending activities are conducted principally in the Southeastern Massachusetts area. The Company grants single-family and multi-family residential mortgages, commercial real estate mortgages, commercial loans and a variety of consumer loans. In addition, the Company grants loans for the construction of residential homes, multi-family properties, commercial real estate properties and for land development. Most loans granted by the Company are collateralized by real estate.

The ability and willingness of borrowers to honor their repayment commitments is generally dependent on the health of the general economy and the real estate sector in the borrower’s geographic areas. Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs or specific valuation accounts and net of unearned discount, deferred loan fees and the allowance for loan losses. Loan origination and commitment fees and certain direct loan origination costs are capitalized and the net amount is amortized as an adjustment of the loan yield over the contractual life of the related loans.

Loan income:

Interest on loans is credited to income by applying the interest rate to the principal amount outstanding. Loans on which accrual of interest has been discontinued are designated as non-accrual loans. Accrual of interest on loans and amortization of net deferred loan fees or costs are discontinued either when a loan is specifically determined to be impaired, or when a loan becomes contractually past due 90 days with respect to interest or principal. The accrual of interest on some loans, however, may continue even though they are more than 90 days past due if management deems it appropriate, provided that the loans are well secured and in the process of collection. When a loan is placed on non-accrual status, all interest previously accrued but not collected is reversed against current period interest income. Interest accruals are resumed on such specific impaired loans only when they are brought fully current with respect to interest and principal and when, in the judgment of management, the loans are estimated to be fully collectible as to both principal and interest.

Allowance for loan losses:

The adequacy of the allowance for loan losses is evaluated on a regular basis by management and the Company’s Board of Directors. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the estimated value of any underlying collateral and the performance of individual loans in relation to contract terms. The provision for loan losses charged to operations is based upon management’s judgment of the amount necessary to maintain the allowance at a level adequate to absorb possible losses. Loans are charged off when management believes the collectability of the principal is unlikely.

The allowance consists of general, allocated and unallocated components, as further discussed below.

General and unallocated components:

The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. An unallocated component may be maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

The qualitative factors are determined based on the various risk characteristics of each loan segment. Risk characteristics relevant to each portfolio segment are as follows:

Residential mortgages and home equity loans and lines of credit—The Company generally does not generate loans with a loan-to-value ratio greater than 80 percent and does not grant subprime loans. All loans in these segments are collateralized by residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, will have an effect on the credit quality in this segment.

Commercial mortgages—Loans in this segment are primarily income-producing properties such as apartment buildings and properties used for business operations such as office buildings and industrial facilities. The underlying cash flows generated by the properties are adversely impacted by a downturn in the economy as evidenced by increased vacancy rates, which in turn, will have an effect on the credit quality in this segment.

Construction mortgages—Loans in this segment primarily include real estate development loans for which payment is derived from sale of the property, as well as construction projects in which the property will ultimately be used by the borrower. Credit risk is affected by cost overruns, time to sell at an adequate price, and market conditions.

Commercial loans—Loans in this segment are made to businesses and are generally secured by the assets of the business. Repayment is expected from the cash flows generated by the business. A weakened economy, and resultant decreased consumer spending, will have an effect on the credit quality in this segment.

Allocated component

The allocated component relates to loans that are classified as impaired. Impairment is measured on a loan by loan basis for residential mortgages, commercial mortgages, construction mortgages, home equity loans and lines of credit, and commercial loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. An allowance is established when the discounted cash flows (or collateral value) of the impaired loan is lower than the carrying value of that loan.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures, unless such loans are the subject of a restructuring agreement.

The Company periodically may agree to modify the contractual terms of loans. When a loan is modified and a concession that the Company would not otherwise consider is made because the borrower is experiencing financial difficulty, the modification is considered a troubled debt restructuring (TDR). All TDRs are initially classified as impaired.

Allowance for loan losses on off-balance sheet credit exposures:

The Company also maintains an allowance for possible losses on its outstanding loan commitments. The allowance for loan losses on off-balance sheet credit exposures (shown separately on the balance sheet) is maintained based on expected drawdowns of committed loans and their loss experience factors and management’s assessment of various other factors including current and anticipated economic conditions that may affect the borrowers’ ability to pay, and trends in loan delinquencies and charge-offs.

Impairment of long-lived assets:

The Company reviews its long-lived assets and certain identifiable intangibles to be held and used for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

All long-lived assets and certain identifiable intangibles to be disposed of are to be reported at the lower of the carrying amount or fair value, less costs to sell.

Foreclosed real estate:

Real estate properties acquired through, or in lieu of loan foreclosure, are to be sold, and are recorded at the time of foreclosure at the fair value, less costs to sell, of the related collateral, which becomes the new basis. The excess of the balance of the loan over the estimated fair value, if any, is charged to the allowance for loan losses. After foreclosure, these assets are carried at the lower of their new cost basis or fair value less costs to sell. Impairment losses on property to be held and used are measured as the amount by which the carrying amount of a property exceeds its fair value. Costs incurred in maintaining foreclosed real estate and subsequent adjustments to the carrying amount of the property are included in losses and expenses of foreclosed real estate, while certain costs to improve such properties are capitalized.

Premises and equipment:

Premises and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is computed on the straight-line method over the estimated useful lives of the respective assets as follows:

Office buildings and improvements	20 to 50 years
Furniture, fixtures and equipment	3 to 20 years

Transfers of financial assets:

Transfers of an entire financial asset, a group of entire financial assets, or a participating interest in an entire financial asset are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets.

During the normal course of business, the Company may transfer a portion of a financial asset, for example, a participation loan or the government-guaranteed portion of a loan. To be eligible for sales treatment, the transfer of the portion of the loan must meet the criteria of a participating interest. If it does not meet the criteria of a participating interest, the transfer must be accounted for as a secured borrowing. In order to meet the criteria for a participating interest, all cash flows from the loan must be divided proportionately, the rights of each loan holder must have the same priority, the loan holders must have no recourse to the transferor other than standard representations and warranties and no loan holder can have the right to pledge or exchange the entire loan.

Mortgage servicing rights:

The Company recognizes the rights to service mortgage loans for others as separate assets, regardless of the manner in which the servicing rights are acquired. In addition, capitalized mortgage servicing rights are assessed for impairment based on the fair value of those rights. Fair values are estimated using discounted cash flows based on a current market interest rate. The amount of impairment recognized is the amount by which the capitalized mortgage servicing rights for a stratum exceed their fair value.

Federal Home Loan Bank stock:

The Company, as a member of the Federal Home Loan Bank of Boston (“FHLB”), is required to maintain an investment in capital stock of the FHLB. Based on redemption provisions of the FHLB, the stock has no quoted market value and is carried at cost. At its discretion, the FHLB may declare dividends on the stock.

Income taxes:

Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in related deferred tax assets and liabilities.

The Company recognizes and measures its unrecognized tax positions in accordance with FASB ASC 740, Income Taxes. Under that guidance, the Company assesses the likelihood, based on their technical merit, that tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. The measurement of unrecognized tax positions is adjusted when new information is available, or when an event occurs that requires a change. The Company’s policy is to analyze its tax positions for all open tax years. The Company has not identified any uncertain tax positions requiring accrual or disclosure at March 31, 2012 or April 30, 2011. Interest and penalties, if any, associated with uncertain tax positions are classified as additional income tax expense on the statements of income. The Company’s income tax returns are subject to review and examination by federal and state taxing authorities; however, there are currently no examinations for any tax periods in progress. Management of the Company believes it is no longer subject to examination for years prior to 2008.

Pension plan:

The Company provides pension benefits for its employees through participation in the Massachusetts Co-operative Banks’ Employees Retirement Association. It is the Company’s policy to fund pension plan costs in the year of accrual.

Stock-based compensation:

At March 31, 2012, the Company had one stock-based compensation plan, described more fully in Note M. The Company measures and recognizes compensation cost relating to share-based payment transactions based on the grant-date fair value of the equity instruments issued. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the consolidated statements of income. Share-based compensation is recognized over the period the employee is required to provide services for the award. The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options granted.

Earnings per share:

Basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflects the effect on the weighted average shares outstanding of the number of additional shares outstanding if dilutive stock options were converted into common stock using the treasury method.

Subsequent events:

The Company has evaluated subsequent events through June 11, 2012, which is the date the financial statements were available to be issued.

Fair values of financial instruments:

The Company uses fair value measurements to determine fair value disclosures. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets, and, in many cases, could not be realized in immediate settlement of the instruments.

The fair value disclosures exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, due from banks, and interest-bearing deposits in banks:

The carrying amounts reported in the statements of financial condition for cash, due from banks, and interest-bearing deposits in banks, approximate those assets’ fair values.

Investment securities:

Fair values of investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans:

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type, such as commercial real estate, residential mortgage, and other consumer. Each loan category is further segmented into fixed and adjustable rate interest terms, and by performing and non-performing categories.

The fair value of performing loans, except residential mortgage loans, is calculated by discounting contractual cash flows using estimated market discount rates which reflect the credit and interest rate risk inherent in the loan. For performing residential mortgage loans, fair value is estimated by discounting contractual cash flows adjusted for prepayment estimates using discount rates based on secondary market sources adjusted to reflect differences in servicing and credit costs.

Fair value for significant non-performing loans is based on recent internal or external appraisals. If appraisals are not available, estimated cash flows are discounted using a rate commensurate with the risk associated with the estimated cash flows. Assumptions regarding credit risk, cash flows, and discount rates are judgmentally determined using available market information and specific borrower information.

The carrying amount of accrued interest receivable approximates its fair value.

Deposit liabilities:

The fair value of deposits with no stated maturity, such as non-interest bearing demand deposits, savings and NOW accounts, and money market and checking accounts, is equal to the amount payable on demand (that is, their carrying amounts). The fair value of certificates of deposit is based on the discounted value of contractual cash flows.

Advances and borrowings:

Fair values of advances and borrowings are estimated by discounting the future cash payment using rates currently available to the Company for borrowings with similar terms and maturities.

Deposits with The Co-operative Central Bank and stock in Federal Home Loan Bank:

The carrying amount of the deposits with The Co-operative Central Bank approximates its fair value. The carrying amount of the stock in Federal Home Loan Bank is at cost, since it is not practicable to estimate the fair value because the stock is not marketable.

Commitments to extend credit:

Commitments to extend credit were evaluated and fair value was estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

Limitations:

The fair value estimates are made at a discrete point in time based on relevant market information and information about the financial instruments. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and such other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment, and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

In addition, the fair value estimates are based on existing on-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Fair value measurements:

The Company groups its assets and liabilities measured at fair value into the following three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs as of the measurement date other than Level 1 prices such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be derived from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Significant unobservable inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability as of the measurement date. These financial instruments do not have two way markets and are measured using management’s best estimate of fair value.

The following is a description of the Company’s valuation methodologies used to measure and disclose the fair values of its financial assets and liabilities on a recurring or nonrecurring basis:

Securities available-for-sale: Securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based on quoted prices, when available. If quoted prices are not available, fair values are measured using pricing models.

The Company utilizes a third party pricing service to obtain fair values for investment securities. The pricing service utilizes the following methods to value the security portfolio:

The securities measured at fair value utilizing Level 1 inputs are marketable equity securities and utilizing Level 2 inputs are corporate debt securities, municipal obligations, U.S. Government Agency obligations, including mortgage-backed and related securities, trust preferred securities and certain equity securities. The fair values represent either quoted market prices for the identical securities (Level 1 inputs) or fair values determined by pricing models that consider standard input factors such as observable market data, benchmark yields, reported trades, broker/dealer quotes, credit spreads, benchmark securities, as well as new issue data, monthly payment information, and collateral performance, among others. The Company does not currently have any Level 3 securities in its portfolio.

Loans: The Company does not record loans at fair value on a recurring basis. However, from time to time, non-recurring fair value adjustments to collateral dependent loans are recorded to reflect partial write-downs based on the observable market price or current appraised value of the collateral.

Real estate acquired by foreclosure: Foreclosed real estate assets have been valued using a market approach. The values were determined using market prices of similar real estate assets.

The Company may be required, from time to time, to measure certain other assets and liabilities on a non-recurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Recent accounting pronouncements:

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-20, Receivables (Topic 310): Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends Accounting Standards Codification Topic 310, Receivables. The purpose of the Update is to improve transparency by companies that hold financing receivables, including loans, leases and other long-term receivables. The Update requires such companies to disclose more information about the credit quality of their financing receivables and the credit reserves against them. The disclosures as of the end of a reporting period were effective for interim and annual reporting periods ending on or after December 15, 2010. Disclosures about activity that occurs during a reporting period were effective for interim and annual reporting periods beginning on or after December 15, 2010. The disclosure requirements have been incorporated in the notes to the Company’s consolidated financial statements. As this Standard amends only disclosure requirements for loans and the allowance for loan losses, adoption has had no impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued Accounting Standards Update No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This Update will improve financial reporting by creating greater consistency in the way Generally Accepted Accounting Principles are applied for various types of debt restructuring by clarifying which loan modifications constitute troubled debt restructurings. This Update is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update 2011-05, Comprehensive Income (Topic 220). This Update states that an entity has the option to present total comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update should be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The adoption of this Update will not have a material impact on the Company’s consolidated financial position.

In September 2011, the FASB issued Accounting Standards Update No. 2011-09, Compensation—Retirement Benefits (Subtopic 715): Disclosures about an Employer’s Participation in a Multiemployer Plan. This Update requires that employers provide additional separate disclosures for multiemployer pension plans and multiemployer other postretirement benefit plans. For employers that participate in multiemployer pension plans, the amendments in this Update require an employer to provide additional quantitative and qualitative disclosures. The amended disclosures provide users with more detailed information about an employer’s involvement in multiemployer pension plans. The amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities. The amendments in this Update will enhance disclosures required by U.S. GAAP by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. The amendments in this Update are effective for annual periods for fiscal years beginning on or after January 1, 2013. The Company does not expect the adoption of this guidance to have a material impact on the Company’s consolidated financial statements.

Investment Securities	11 Months Ended
Mar. 31, 2012
Investment Securities
B.	Investment Securities:

Investment securities have been classified according to management’s intent. The amortized cost of securities and their approximate fair values at March 31, 2012 and April 30, 2011 are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	March 31, 2012
	(In Thousands)
AVAILABLE-FOR-SALE SECURITIES:
U.S. Government agency obligations	$9,004	$16	($6)	$9,014
Municipal obligations	2,832	171	0	3,003
Mortgage-backed and related securities	30,414	1,079	(6)	31,487
Trust preferred securities	750	0	(33)	717
Equity securities	0	74	0	74

	$43,000	$1,340	($45)	$44,295

HELD-TO-MATURITY SECURITIES:
U.S. Government agency obligations	$13,394	$38	($12)	$13,420
Municipal obligations	3,037	240	0	3,277
Mortgage-backed and related securities	27,538	1,173	(29)	28,682

	$43,969	$1,451	($41)	$45,379

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	April 30, 2011
	(In Thousands)
AVAILABLE-FOR-SALE SECURITIES:
U.S. Government agency obligations	$10,481	$33	($26)	$10,488
Corporate debt securities	500	1	0	501
Municipal obligations	2,292	80	(10)	2,362
Mortgage-backed and related securities	31,147	1,004	(10)	32,141
Trust preferred securities	750	0	(18)	732
Equity securities	0	126	0	126

	$45,170	$1,244	($64)	$46,350

HELD-TO-MATURITY SECURITIES:
U.S. Government agency obligations	$14,995	$42	($104)	$14,933
Municipal obligations	3,723	100	(3)	3,820
Mortgage-backed and related securities	26,836	867	(56)	27,647

	$45,554	$1,009	($163)	$46,400

At March 31, 2012, debt securities with a fair value of $2,512,000 were pledged to secure advances from the Federal Reserve Bank.

Mortgage-backed and related securities consist of primarily FHLMC and FNMA certificates and other asset-backed investments.

Proceeds from sales of investment securities amounted to $5,078,000 and $4,423,000 during the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively. Gross gains of $265,000 and $268,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively, and no gross losses for the eleven months ended March 31, 2012 and the year ended April 30, 2011 were realized on those sales. Additionally, gross gains of $29,000 and $26,000, for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively, were recorded on calls of investment securities.

The scheduled maturities of securities held-to-maturity and securities (other than equity and trust preferred securities) available-for-sale at March 31, 2012 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Securities		Securities
	Held-to-Maturity		Available-for-Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)
Due in 1 year or less	$251	$258	$501	$509
Due after 1 year through 5 years	8,497	8,523	9,004	9,014
Due after 5 years through 10 years	6,158	6,274	1,027	1,118
Due after 10 years	1,525	1,642	1,304	1,376

	16,431	16,697	11,836	12,017
Mortgage-backed and related securities	27,538	28,682	30,414	31,487

	$43,969	$45,379	$42,250	$43,504

Information pertaining to securities with gross unrealized losses at March 31, 2012, aggregated by investment category and length of time that individual securities have been in a continuous loss position follows:

	Less Than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
Securities Available-for-Sale:
U.S. Government agency obligations	$3,491	$6	$0	$0	$3,491	$6
Mortgage-backed and related securities	1,906	6	0	0	1,906	6
Trust preferred securities	0	0	717	33	717	33

Total securities available-for-sale	$5,397	$12	$717	$33	$6,114	$45

Securities Held-to-Maturity:
U.S. Government agency obligations	$2,490	$12	$0	$0	$2,490	$12
Mortgage-backed and related securities	1,007	12	190	17	1,197	29

Total securities held-to-maturity	$3,497	$24	$190	$17	$3,687	$41

Management and the Board of Directors review the investment portfolio on a quarterly basis and evaluate securities for other-than-temporary impairment status. As part of this review, management discusses those securities that have depreciated in value to determine if the security is other-than-temporarily impaired. If the conclusion is that the security has been impaired, management will either write down or sell the security. As part of the evaluation process, consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At March 31, 2012, the Company had 18 securities with an aggregate depreciation of less than 1.0% from the Company’s amortized cost basis. Three of these instruments (with aggregate depreciation of approximately 5.2%) have been in a continuous loss position for more than one year. The unrealized losses for the remaining instruments relate primarily to debt securities secured by Government-sponsored agencies and Government-sponsored mortgage-backed securities and result from changes in the bond markets since their purchase. Because all of the securities continue to perform according to their contractual terms and because the Company does not intend to sell the securities before recovery of their amortized cost, which may be maturity, the Company does not consider these securities to be other-than-temporarily impaired at March 31, 2012.

Loans Receivable	11 Months Ended
Mar. 31, 2012
Loans Receivable
C.	Loans Receivable:

Loans receivable is summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Mortgage loans on real estate:
Residential	$60,691	$48,724
Commercial	44,273	43,511
Construction	6,605	6,272
Home equity loans	2,821	3,521
Home equity lines of credit	17,271	17,702

	131,661	119,730
Less:
Due borrowers on unadvanced loans	(2,487)	(1,308)
Net deferred loan origination costs	51	93

	129,225	118,515

Consumer loans	1,745	1,620
Commercial loans	4,578	5,576

	135,548	125,711
Less allowance for loan losses	(1,217)	(1,214)

	$134,331	$124,497

Included in the above table are fixed-rate residential mortgages purchased by the Company during the eleven months ended March 31, 2012 with an initial principal balance of $10,714,000. The principal balance of these mortgages at March 31, 2012 was $10,690,000. The unamortized premium from this purchase was $236,000 at March 31, 2012.

Home equity lines of credit, consumer lines of credit and commercial lines of credit are shown net of unadvanced funds amounting to $16,261,000, $399,000 and $3,626,000, respectively, at March 31, 2012.

The following tables present the activity in the allowance for loan losses and the recorded investment in loans by portfolio segment and based upon impairment method as of March 31, 2012 and April 30, 2011:

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Unallocated	Total
(In Thousands)	March 31, 2012
Allowance for loan losses:
Balance at April 30, 2011	$173	$635	$95	$182	$112	$17	$0	$1,214
Charge-offs	(110)	(14)	0	(104)	0	(3)	0	(231)
Recoveries	0	0	0	0	6	0	0	6
Provision	119	(36)	(30)	168	(4)	11	0	228

Balance at March 31, 2012	$182	$585	$65	$246	$114	$25	$0	$1,217

Ending balance: individually evaluated for impairment	$0	$0	$0	$60	$0	$2	$0	$62

Ending balance: collectively evaluated for impairment	$182	$585	$65	$186	$114	$23	$0	$1,155

Loans receivable:
Balance at March 31, 2012	$60,691	$44,073	$4,318	$20,092	$4,578	$1,745	$0	$135,497

Ending balance: individually evaluated for impairment	$0	$0	$0	$60	$0	$2	$0	$62

Ending balance: collectively evaluated for impairment	$60,691	$44,073	$4,318	$20,032	$4,578	$1,743	$0	$135,435

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Unallocated	Total
(In Thousands)	April 30, 2011
Allowance for loan losses:
Balance at April 30, 2010	$161	$639	$95	$151	$129	$19	$0	$1,194
Charge-offs	0	(123)	0	0	(119)	(11)	0	(253)
Recoveries	0	0	0	0	71	1	0	72
Provision	12	119	0	31	31	8	0	201

Balance at April 30, 2011	$173	$635	$95	$182	$112	$17	$0	$1,214

Ending balance: individually evaluated for impairment	$15	$0	$0	$55	$0	$0	$0	$70

Ending balance: collectively evaluated for impairment	$158	$635	$95	$127	$112	$17	$0	$1,144

Loans receivable:
Balance at April 30, 2011	$48,724	$43,511	$4,964	$21,223	$5,576	$1,620	$0	$125,618

Ending balance: individually evaluated for impairment	$761	$456	$0	$139	$0	$0	$0	$1,356

Ending balance: collectively evaluated for impairment	$47,963	$43,055	$4,964	$21,084	$5,576	$1,620	$0	$124,262

The following is a summary of information pertaining to impaired loans:

	March 31, 2012			11 Months Ended March 31, 2012
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
None	$0	$0	$0	$0	$0

With an allowance recorded:
Home equity loans and lines of credit	60	60	60	60	2
Consumer loans	2	2	2	3	0

Totals:
Home equity loans and lines of credit	$60	$60	$60	$60	$2
Consumer loans	2	2	2	3	0

Total impaired loans	$62	$62	$62	$63	$2

	April 30, 2011			Year Ended April 30, 2011
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Residential mortgages	$453	$453	$0	$455	$8
Commercial mortgages	456	579	0	580	20

With an allowance recorded:
Residential mortgages	308	308	15	309	6
Home equity loans and lines of credit	139	139	55	139	1

Totals:
Residential mortgages	$761	$761	$15	$764	$14
Commercial mortgages	456	579	0	580	20
Home equity loans and lines of credit	139	139	55	139	1

Total impaired loans	$1,356	$1,479	$70	$1,483	$35

There were no loans modified as troubled debt restructures during the eleven months ended March 31, 2012. Losses on loans modified as troubled debt restructures, if any, are charged against the allowance for loan losses when management believes the uncollectibility of the loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance for loan losses.

Nonaccrual loans include loans which are contractually past due 90 days or more and loans less than 90 days past due on which the Bank has ceased accruing interest. Total interest due but not accrued on nonaccrual loans totaled approximately $3,000 and $56,000 at March 31, 2012 and April 30, 2011, respectively. The following table presents the recorded investment in nonaccrual loans and loans past due over 90 days and still accruing by class of loans as of March 31, 2012 and April 30, 2011:

	Non accrual	Loans Past Due Over 90 Days and Still Accruing	Non accrual	Loans Past Due Over 90 Days and Still Accruing
(In Thousands)	March 31, 2012		April 30, 2011
Residential mortgages	$282	$0	$1,108	$0
Commercial mortgages	0	250	456	0
Home equity loans and lines of credit	30	0	139	0

Total	$312	$250	$1,703	$0

The following table presents the aging of the recorded investment in past due loans as of March 31, 2012 and April 30, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable
(In Thousands)	March 31, 2012
Residential mortgages	$176	$16	$0	$192	$60,499	$60,691
Commercial mortgages	0	125	250	375	43,698	44,073
Construction mortgages	0	250	0	250	4,068	4,318
Home equity loans and lines of credit	0	67	30	97	19,995	20,092
Commercial loans	0	0	0	0	4,578	4,578
Consumer loans	0	2	0	2	1,743	1,745

	$176	$460	$280	$916	$134,581	$135,497

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable
(In Thousands)	April 30, 2011
Residential mortgages	$452	$0	$1,108	$1,560	$47,164	$48,724
Commercial mortgages	176	300	456	932	42,579	43,511
Construction mortgages	0	0	0	0	4,964	4,964
Home equity loans and lines of credit	158	0	139	297	20,926	21,223
Commercial loans	4	0	0	4	5,572	5,576
Consumer loans	0	0	0	0	1,620	1,620

	$790	$300	$1,703	$2,793	$122,825	$125,618

Credit quality information:

The Company utilizes the following indicators to assess credit quality:

Loans rated Pass: Loans in this category have low to average risk.

Loans rated Special Mention: Loans in this category are currently protected, but exhibit conditions that have the potential for weakness. The borrower may be affected by unfavorable economic, market or other external conditions that may affect their ability to repay the debt. These may also include credits where there is deterioration of the collateral or have deficiencies which may affect the Company’s ability to collect on the collateral.

Loans rated Substandard: Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged. There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

Loans rated Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable.

On a quarterly basis, or more often if needed, the Company reviews the ratings on commercial mortgages, construction mortgages, and commercial loans. Annually, the Company performs an internal review on a significant portion of loans within these segments. Management uses the results of these reviews as part of its annual review process.

The following table displays the loan portfolio by credit quality indicators as of March 31, 2012 and April 30, 2011:

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Total
(In Thousands)	March 31, 2012
Pass	$60,058	$42,384	$3,868	$20,032	$4,578	$1,743	$132,663
Special mention	351	695	250	0	0	0	1,296
Substandard	282	1,194	0	0	0	0	1,476
Doubtful	0	0	0	60	0	2	62

	$60,691	$44,273	$4,118	$20,092	$4,578	$1,745	$135,497

	Residential Mortgages	Commercial Mortgages	Construction Mortgages	Home Equity Loans and Lines of Credit	Commercial Loans	Consumer Loans	Total
(In Thousands)	April 30, 2011
Pass	$47,437	$41,490	$4,964	$21,084	$5,576	$1,620	$122,171
Special mention	526	342	0	0	0	0	868
Substandard	453	1,679	0	99	0	0	2,231
Doubtful	308	0	0	40	0	0	348

	$48,724	$43,511	$4,964	$21,223	$5,576	$1,620	$125,618

Loan Servicing	11 Months Ended
Mar. 31, 2012
Loan Servicing
D.	Loan Servicing:

Mortgage loans serviced for others are not included in the accompanying consolidated statements of financial condition. The unpaid principal balance of mortgage loans serviced for others was $88,224,000 and $88,140,000 at March 31, 2012 and April 30, 2011, respectively.

Custodial escrow balances maintained in connection with the foregoing loan servicing, and included in demand deposits, were approximately $1,897,000 and $945,000 at March 31, 2012 and April 30, 2011, respectively.

Mortgage servicing rights of approximately $194,000 and $206,000 were capitalized for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively. Amortization of mortgage servicing rights was approximately $191,000 and $185,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively.

Accrued Interest Receivable	11 Months Ended
Mar. 31, 2012
Accrued Interest Receivable
E.	Accrued Interest Receivable:

Accrued interest receivable is summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Investment securities	$365	$417
Loans receivable	502	473
Other	0	1

	$867	$891

Premises and Equipment	11 Months Ended
Mar. 31, 2012
Premises and Equipment
F.	Premises and Equipment:

A summary of the cost and accumulated depreciation of premises and equipment is as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Land	$2,928	$2,928
Buildings and land improvements	10,477	10,468
Equipment	2,211	2,142

	15,616	15,538
Accumulated depreciation	(4,899)	(4,465)

	$10,717	$11,073

Depreciation expense for the eleven months ended March 31, 2012 and the year ended April 30, 2011 amounted to $450,000 and $510,000, respectively.

Deposits	11 Months Ended
Mar. 31, 2012
Deposits
G.	Deposits:

Deposits are summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
NOW accounts	$37,955	$33,649
Demand deposit accounts	17,422	17,802
Official checks	2,532	2,723
Regular savings accounts	42,770	38,150
Money market deposit accounts	39,341	36,650

Total non-certificate accounts	140,020	128,974

Certificates:
Term and money market	69,870	75,401
IRA	16,672	16,648

Total certificate accounts	86,542	92,049

Total deposits	$226,562	$221,023

Term deposit certificates of $100,000 or more totaled approximately $33,584,000 and $34,262,000 at March 31, 2012 and April 30, 2011, respectively.

A summary of term certificate accounts by maturity, as of March 31, 2012, is as follows:

	Weighted Average Rate	Amount in Thousands
Within one year	0.83%	$66,980
Over one year to two years	1.47%	8,924
Over two years to three years	1.89%	4,738
Over three years to five years	2.09%	5,900

		$86,542

Advances, Borrowings and Lines-of-Credit	11 Months Ended
Mar. 31, 2012
Advances, Borrowings and Lines-of-Credit
H.	Advances, Borrowings and Lines-of-Credit:

At March 31, 2012, the Company has one outstanding advance from the Federal Home Loan Bank of Boston amounting to $1,000,000, which matures in June 2017 and bears an interest rate of 4.49%. The advance may be prepaid at any time subject to a prepayment fee.

All borrowings from the Federal Home Loan Bank of Boston are secured by certain unencumbered mortgage loans. The Company also has a variable rate overnight line-of-credit of $2,714,000 with the Federal Home Loan Bank of Boston, which was unused at March 31, 2012. The Bank has also established a line-of-credit with the Federal Reserve Bank, collateralized by $2.5 million of securities issued by Government Sponsored Entities, and has an unsecured line-of-credit totaling $5.0 million with The Co-operative Central Bank. All of these lines were unused at March 31, 2012.

Income Taxes	11 Months Ended
Mar. 31, 2012
Income Taxes
I.	Income Taxes:

Consolidated income taxes for the eleven months ended March 31, 2012 and the year ended April 30, 2011 are summarized as follows:

	2012	2011
	(In Thousands)
Current:
Federal	$172	$590
State	7	129

Total current	179	719

Deferred (Benefit):
Federal	335	(1)
State	104	19

Total deferred (benefit)	439	18

Total income tax expense	$618	$737

The components of the net deferred tax assets (liabilities) at March 31, 2012 and April 30, 2011 are summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Deferred tax assets for deductible temporary differences	$1,597	$2,075
Deferred tax liabilities for taxable temporary differences	(1,220)	(1,220)

Net deferred tax asset	$377	$855

The tax effects of significant temporary differences at March 31, 2012 and April 30, 2011 are summarized as follows:

	March 31,	April 30,
	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses in excess of tax reserves	$490	$489
Deferred compensation	221	217
Tax versus book basis of organization costs	46	50
Tax versus book basis of loans originated for sale	45	380
Tax versus book basis of real estate acquired by foreclosure	71	199
Fannie Mae and Freddie Mac ordinary loss	656	656
Reserve for credit losses	44	44
Other	24	40

	$1,597	$2,075

Deferred tax liabilities:
Tax versus book basis of premises and equipment	$302	$322
Tax versus book basis of mortgage servicing rights	216	214
Loan origination fees deferred for tax purposes	150	145
Unrealized gain on available-for-sale securities	505	466
Other	47	73

	$1,220	$1,220

Total income tax expense for the eleven months ended March 31, 2012 and the year ended April 30, 2011 differed from amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	2012	2011
	(In Thousands)
Expected income tax expense at federal tax rate	$624	$706
State income tax, net of federal income tax	73	97
Tax exempt municipals and other	(79)	(66)

Total income tax expense	$618	$737

No interest or penalties were recognized in income tax expense for the eleven months ended March 31, 2012 or the year ended April 30, 2011.

Other Noninterest Expense	11 Months Ended
Mar. 31, 2012
Other Noninterest Expense
J.	Other Noninterest Expense:

Other noninterest expense amounts are summarized as follows for the eleven months ended March 31, 2012 and the year ended April 30, 2011:

	2012	2011
	(In Thousands)
Data processing	$345	$383
Directors’ fees	249	274
Professional fees (legal, audit, consulting)	364	376
Printing, postage, and supplies	194	199
On-line banking fees	122	121
Other	789	849

	$2,063	$2,202

Commitments and Contingencies	11 Months Ended
Mar. 31, 2012
Commitments and Contingencies
K.	Commitments and Contingencies:

Financial instruments with off-balance sheet risk:

The Company enters into financial agreements in the normal course of business that have off-balance sheet risks. These arrangements are used to meet the financing needs of its customers and to limit its own exposure to fluctuating market conditions. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the consolidated statements of financial condition. These financial agreements include commitments to originate loans, to disburse funds to borrowers on unused construction loans and to disburse funds on committed but unused lines of credit and letters of credit.

Financial instruments whose contract amounts represent credit risk at March 31, 2012 and April 30, 2011:

	Contractual
	Amounts
	March 31, 2012	April 30, 2011
	(In Thousands)
Commitments to originate loans	$3,311	$5,953
Unadvanced portions of home equity, consumer and commercial lines of credit	20,286	20,891
Unadvanced portions of construction loans	2,487	1,308
Standby letters of credit	0	54

	$26,084	$28,206

The Company’s exposure to credit loss in the event of nonperformance by the other party to these financial agreements is represented by the contractual amount of those commitments. These financial instruments are agreements to lend to a customer provided there are no violations of any conditions established in the contract. In addition, the agreements generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some commitments are expected to expire without being drawn upon, the total amounts do not necessarily represent future cash requirements. The amount and type of collateral obtained, if deemed necessary by the Company upon extension of credit, varies and is based on management’s credit evaluation of the borrower.

The Company uses the same credit policies in making these commitments as it does for on-balance sheet instruments, and evaluates each customer’s creditworthiness on a case-by-case basis.

Lease commitments:

The Company leases its Rochester branch location, the site for its Bridgewater branch location, and a site for a remote ATM location under non-cancelable operating leases which expire at various times through November 2027. Minimum future lease payments under these leases are as follows:

Year Ending March 31,	Amounts in Thousands
2013	$66
2014	63
2015	59
2016	60
2017	47
Thereafter	447

$742

Rental expense amounted to $59,000 and $75,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011.

Pension Plans	11 Months Ended
Mar. 31, 2012
Pension Plans
L.	Pension Plans:

The Company sponsors a pension plan covering all eligible employees through membership in the Co-operative Banks’ Employees Retirement Association (“CBERA”). The required disclosures follow:

Name of Plan:	The Defined Benefit Plan (Plan C) of the CBERA Retirement Program

Plan’s Tax ID #:	04-6035593

Plan Number:	334

Plan Year End:	December 31, 2009	December 31, 2010	December 31, 2011

Actuarial Valuation:	January 1, 2009	January 1, 2010	January 1, 2011

FTAP Percentage:	92.3% (Green)	96.8% (Green)	94.7% (Green)

(Funded Target Attainment Percentage)
Employer Plan Year Contributions:	$120,000	$182,976	$183,144
	Did not exceed 5%	Did not exceed 5%	Did not exceed 5%

Funding Improvement:	This employer was not subject to any specific minimum contributions other than amounts, determined by the Trustees of the Plan, that maintain the funded status of the Plan in accordance with the requirements of the Pension Protection Act (PPA) and ERISA.

In addition, the Company also participates in a 401(k) savings plan through CBERA. Eligible employees may contribute up to 50% of their salary, subject to certain limitations, which can be matched up to 5% by the Company on a dollar-for-dollar basis.

Pension expense on the multi-employer plans, including contributory payments to the Company sponsored 401(k) plan, amounted to $304,000 and $335,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively.

In 1998, the Company adopted a deferred compensation arrangement with certain officers and directors whereby these individuals can elect to defer a portion of compensation and fees to be then paid in the future with interest defined in the Plan. Total expense under this Plan amounted to $68,000 and $75,000 for the eleven months ended March 31, 2012 and the year ended April 30, 2011, respectively.

Stock Option and Restricted Stock Plans	11 Months Ended
Mar. 31, 2012
Stock Option and Restricted Stock Plans
M.	Stock Option and Restricted Stock Plans:

The Company accounts for stock-based compensation pursuant to ASC 718 Compensation – Stock Compensation (“ASC 718”). The Company uses the Black-Scholes option-pricing model as its method for determining the fair value of stock option grants. In 1999, the Company adopted a Stock Option and Incentive Plan for the benefit of officer and non-officer employees and directors of the Company. Shares reserved under this plan totaled 99,750 shares of authorized but unissued common stock. This plan expired in 2009. All remaining awards outstanding under this plan were granted in December 2005. However, awards outstanding at the time the plan expires will continue to remain outstanding according to their terms.

On August 24, 2010, the Company’s stockholders approved the Mayflower Bancorp, Inc. 2010 Equity Incentive Plan (the “Incentive Plan”). Under this plan, 156,475 shares have been reserved for issuance as options to purchase stock, restricted stock, or other stock awards, of which a maximum of 104,317 restricted shares may be granted. The exercise price of an option may not be less than the fair market value of the Company’s common stock on the date of the grant of the option and may not be exercisable more than ten years after the date of the grant. As of March 31, 2012, 148,820 shares remained unissued and available for award under the Incentive Plan, of which 100,597 are available as restricted stock.

Forfeitures of awards granted under the incentive plan are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates in order to derive the Company’s best estimate of awards ultimately expected to vest. Estimated forfeiture rates represent only the unvested portion of a surrendered option and are typically estimated based on historical experience. Based on an analysis of the Company’s historical data, the Company applied no forfeiture rate to stock options outstanding in determining stock compensation expense for the eleven months ended March 31, 2012.

During the eleven months ended March 31, 2012, the Company awarded options to purchase 3,935 shares which vest immediately. The fair value of each option is estimated on the date of the grant using the Black-Scholes option-pricing model and amounted to $2.97 for the options granted in June 2011 and $2.32 for the options granted in August 2011, or $11,000 in total, for the eleven months ended March 31, 2012. Assumptions used to determine the fair value of stock options granted are as follows:

	Granted June 2011	Granted August 2011
Weighted average fair value	$2.97	$2.32
Options granted	2,395	1,540
Expected dividend yield	2.77%	2.73%
Risk-free interest rate	3.01%	2.34%
Expected volatility	45.10%	37.81%
Expected life in years	5.00	5.00

Stock option activity was as follows for the eleven months ended March 31, 2012 and the year ended April 30, 2011:

	Number of Shares	Weighted Average Exercise Price
Balance outstanding at April 30, 2010 (fully vested)	32,450	$12.40
Options exercised	(7,500)	7.08

Balance outstanding at April 30, 2011	24,950	$14.00
Options granted	3,935	8.57
Options forfeited	(2,000)	14.00

Balance outstanding at March 31, 2012 (fully vested)	26,885	$13.20

The Company also granted 3,720 restricted shares during the eleven months ended March 31, 2012 which vest over a five year period. Total compensation expense related to the grants was $6,000 for the eleven months ended March 31, 2012.

As of March 31, 2012, the expected future compensation related to restricted stock is approximately $6,000 for each of the next four years.

A summary of restricted stock activity is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at April 30, 2011	0	$0.00
Granted	3,720	8.59
Vested	(744)	8.59
Forfeited	0	0.00

Non-vested at March 31, 2012	2,976	$8.59

Proceeds received from the exercise of stock options during the year ended April 30, 2011 amounted to approximately $53.000

There was no stock-based compensation expense for the year ended April 30, 2011.

Related Party Transactions	11 Months Ended
Mar. 31, 2012
Related Party Transactions
N.	Related Party Transactions:

The Bank has a policy providing that loans (excluding passbook loans) will not be granted to directors, officers and other employees of the Bank.

Loans to related parties at March 31, 2012 amounted to approximately $1,171,000 at March 31, 2012. These loans were made to a director of the Company prior to commencement of the director’s term and include commercial mortgages issued at varying market interest rates.

Concentration of Credit Risk	11 Months Ended
Mar. 31, 2012
Concentration of Credit Risk
O.	Concentration of Credit Risk:

The Company maintains cash deposits at various financial institutions. Deposits at each bank are insured by the Federal Deposit Insurance Corporation up to $250,000. At various times throughout the year, the Company’s balances may have exceeded the insured limit.

Regulatory Matters	11 Months Ended
Mar. 31, 2012
Regulatory Matters
P.	Regulatory Matters:

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum regulatory capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and the consolidated financial statements. Under regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to total average assets (as defined). Management believes, as of March 31, 2012, that the Company meets all capital adequacy requirements to which it is subject.

As of March 31, 2011, the most recent examination by the Federal Deposit Insurance Corporation, the Company was categorized as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Company must maintain minimum total risk-based, Tier I risk-based, and Tier I leverage capital ratios as set forth in the accompanying table. There are no conditions or events since that notification that management believes have changed the Company’s category.

The following table sets forth the Company’s various regulatory capital categories at March 31, 2012 and April 30, 2011 (amounts in thousands):

					To Be Well-
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of March 31, 2012:
Total capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	$22,367	16.9%	$10,602	8.0%	$13,252	³	10.0%
Mayflower Co-operative Bank	22,323	17.0%	10,519	8.0%	13,149	³	10.0%

Tier I capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	21,040	15.9%	5,301	4.0%	7,951	³	6.0%
Mayflower Co-operative Bank	20,978	16.0%	5,260	4.0%	7,890	³	6.0%

Tier I capital (to total average assets)
Mayflower Bancorp, Inc.	21,040	8.4%	9,984	4.0%	12,480	³	5.0%
Mayflower Co-operative Bank	20,978	8.4%	9,982	4.0%	12,478	³	5.0%

As of April 30, 2011:
Total capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	$21,734	16.1%	$10,832	8.0%	$13,540	³	10.0%
Mayflower Co-operative Bank	21,683	16.0%	10,828	8.0%	13,535	³	10.0%

Tier I capital (to risk-weighted assets)
Mayflower Bancorp, Inc.	20,410	15.1%	5,416	4.0%	8,124	³	6.0%
Mayflower Co-operative Bank	20,359	15.0%	5,414	4.0%	8,121	³	6.0%

Tier I capital (to total average assets)
Mayflower Bancorp, Inc.	20,410	8.4%	9,772	4.0%	12,215	³	5.0%
Mayflower Co-operative Bank	20,359	8.3%	9,770	4.0%	12,213	³	5.0%

Fair Values of Financial Instruments	11 Months Ended
Mar. 31, 2012
Fair Values of Financial Instruments
Q.	Fair Values of Financial Instruments:

The estimated fair values of the Company’s financial instruments at March 31, 2012 and April 30, 2011 are as follows:

	March 31, 2012		April 30, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Financial assets:
Cash and due from banks	$3,764	$3,764	$5,534	$5,534
Interest-bearing deposits in banks	8,602	8,602	6,256	6,256
Investment securities	88,264	89,674	91,904	92,750
Loans, net	134,331	137,875	124,497	125,804
Accrued interest receivable	867	867	891	891
Deposits with The Co-operative Central Bank	449	449	449	449
Stock in Federal Home Loan Bank of Boston	1,449	1,449	1,650	1,650
Financial liabilities:
Deposits	226,562	227,068	221,023	221,412
Advances and borrowings	1,000	1,219	3,500	3,812

Fair Value Measurements	11 Months Ended
Mar. 31, 2012
Fair Value Measurements
R.	Fair Value Measurements:

The balances of assets and liabilities measured at fair value as of March 31, 2012 and April 30, 2011 are as follows:

	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
(In Thousands)	March 31, 2012
Financial instruments measured at fair value on a recurring basis:
Securities available-for-sale
U.S. Government agency obligations	$9,014	$0	$9,014	$0
Municipal obligations	3,003	0	3,003	0
Mortgage-backed and related securities	31,487	0	31,487	0
Trust preferred securities	717	0	717	0
Equity securities	74	0	74	0

Total securities available-for-sale	$44,295	$0	$44,295	$0

Financial instruments measured at fair value on a nonrecurring basis:
Impaired loans	$62	$0	$62	$0
Real estate acquired by foreclosure	$194	$0	$194	$0

	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
(In Thousands)	April 30, 2011
Financial instruments measured at fair value on a recurring basis:
Securities available-for-sale
U.S. Government agency obligations	$10,488	$0	$10,488	$0
Corporate debt securities	501	0	501	0
Municipal obligations	2,362	0	2,362	0
Mortgage-backed and related securities	32,141	0	32,141	0
Trust preferred securities	732	0	732	0
Equity securities	126	0	126	0

	$46,350	$0	$46,350	$0

Financial instruments measured at fair value on a nonrecurring basis:
Impaired loans	$1,356	$0	$1,356	$0
Real estate acquired by foreclosure	$1,211	$0	$1,211	$0

Parent Company Financial Statements	11 Months Ended
Mar. 31, 2012
Parent Company Financial Statements
S.	Parent Company Financial Statements:

The following are the condensed financial statements for Mayflower Bancorp, Inc. (the “Parent Company”) only:

BALANCE SHEETS

(In Thousands)

	March 31,	April 30,
	2012	2011
ASSETS
Cash	$16	$1
Investment in subsidiary	21,822	21,126
Deferred income tax asset, net	46	50

Total Assets	$21,884	$21,177

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued expenses and other liabilities	$0	$0

Total Liabilities	0	0

Commitments and contingencies

STOCKHOLDERS’ EQUITY
Preferred stock $1.00 par value; authorized 5,000,000 shares; issued—none	0	0
Common stock $1.00 par value; authorized 15,000,000 shares; issued 2,063,067 shares at March 31, 2012 and 2,075,035 shares at April 30, 2011	2,063	2,075
Additional paid-in capital	4,321	4,326
Retained earnings	14,710	14,062
Accumulated other comprehensive income	790	714

Total Stockholders’ Equity	21,884	21,177

Total Liabilities and Stockholders’ Equity	$21,884	$21,177

STATEMENTS OF INCOME

(In Thousands)	11 Months Ended March 31,	Year Ended April 30,
	2012	2011
Dividends received from subsidiary	$600	$535
Non-interest expense	3	2

Income before income taxes	597	533
Income tax expense	0	2

Income before equity in undistributed earnings of subsidiary	597	531
Equity in undistributed earnings of subsidiary	620	807

Net income	$1,217	$1,338

STATEMENTS OF CASH FLOWS

	11 Months Ended March 31,	Year Ended April 30,
(In Thousands)	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,217	$1,338

Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(620)	(807)
Grants of restricted stock	6	0
Stock based compensation	11	0
(Increase) decrease in refundable income taxes	0	6
Deferred income taxes	4	6

Net cash provided by operating activities	618	543

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Company stock	0	53
Repurchase of Company stock	(106)	(100)
Dividends paid	(497)	(500)

Net cash used by financing activities	(603)	(547)

Net increase (decrease) in cash	15	(4)

Cash, beginning of year	1	5

Cash, end of year	$16	$1

Quarterly Data (Unaudited)	11 Months Ended
Mar. 31, 2012
Quarterly Data (Unaudited)
T.	Quarterly Data (Unaudited):

Consolidated operating results on a quarterly basis for the eleven months ended March 31, 2012 and the year ended April 30, 2011 are summarized as follows (in thousands, except per share data):

	2012				2011
	Two Months Ended March-12	Third Quarter Ended January-12	Second Quarter Ended October-11	First Quarter Ended July-11	Fourth Quarter Ended April-11	Third Quarter Ended January-11	Second Quarter Ended October-10	First Quarter Ended July-10
Interest income	$1,595	$2,412	$2,461	$2,532	$2,519	$2,551	$2,652	$2,693
Interest expense	198	334	366	409	416	458	505	539

Net interest income	1,397	2,078	2,095	2,123	2,103	2,093	2,147	2,154

Provision for loan losses	31	90	50	57	45	20	76	60

Net interest income after provision for loan losses	1,366	1,988	2,045	2,066	2,058	2,073	2,071	2,094

Noninterest income:
Gain on sales of mortgages	109	133	57	77	45	113	203	111
Gain on sales of investments	53	107	74	60	63	183	14	34
Other	160	318	266	273	292	294	268	301

Total noninterest income	322	558	397	410	400	590	485	446

Noninterest expense	(1,347)	(2,023)	(2,001)	(1,946)	(2,010)	(2,166)	(1,958)	(2,008)

Income before income taxes	341	523	441	530	448	497	598	532
Provision for income taxes	117	182	148	171	156	172	213	196

Net income	$224	$341	$293	$359	$292	$325	$385	$336

Basic earnings per share	$0.11	$0.17	$0.14	$0.17	$0.14	$0.15	$0.19	$0.16

Diluted earnings per share	$0.11	$0.17	$0.14	$0.17	$0.14	$0.15	$0.19	$0.16

Transition Period Financial Statements (Unaudited)	11 Months Ended
Mar. 31, 2012
Transition Period Financial Statements (Unaudited)
U.	Transition Period Financial Statements (Unaudited):

Consolidated operating results for the eleven months ended March 31, 2012 and the eleven months ended March 31, 2011 (unaudited) are summarized as follows:

(In Thousands)	11 Months Ended March 31, 2012	11 Months Ended March 31, 2011
		(Unaudited)
Interest income	$9,000	$9,580
Interest expense	1,307	1,780

Net interest income	7,693	7,800

Provision for loan losses	228	156

Net interest income after
provision for loan losses	7,465	7,644

Noninterest income:
Gain on sales of mortgages	376	465
Gain on sales of investments	294	232
Other	1,017	1,052

Total noninterest income	1,687	1,749

Noninterest expense	(7,317)	(7,481)

Income before income taxes	1,835	1,912
Provision for income taxes	618	678

Net income	$1,217	$1,234